Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Federal depository insurance coverage amount	$ 250,000
Recognized revenue to one-year support contracts	196,739	$ 80,929
Recognized revenue to multi-year support contracts	4,495,748	4,912,258
Short-term deferred revenue	4,008,654	4,168,016
Long-term deferred revenue	4,962,126	4,805,431
Deferred revenues	8,973,447	9,888,275
Deferred revenue recognized	4,168,016	4,593,794
Impairment losses	0	0
Expenses	2,729,492	3,614,814
Advertising and marketing costs	94,272	69,975
Recognized an unrealized loss	$ 240,784
Private placement warrants	515,000
Public Warrants	16,184,612
Equity instruments valued	$ 2,675,000
Advances due from the Founders	1,100,000
Other comprehensive loss	$ 2,702	$ 10,106
Advances due to Founders and Advances due from Founders Description	Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the year ended December 31, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of December 31, 2023.The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period. During 2024, Mr. Huang advanced Airship AI $900,000 and was repaid $900,000, with $1,750,000 recorded as advances from founders as of March 29, 2024. The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period